Intangible Assets, Net (Details) - Schedule of estimated future amortization expense related to intangible assets	Dec. 31, 2022 USD ($)
Intangible Assets, Net (Details) - Schedule of estimated future amortization expense related to intangible assets [Line Items]
2023	$ 694,117
2024	346,832
2025	261,599
2026	261,599
2027	261,599
Thereafter	5,064,992
Total	$ 6,890,738